Investment in and loan to Merit Functional Foods Corporation - Disclosure of financial position of the subsidiary (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Investment In And Loan To Shareholders [Line Items]
Current assets	$ 14,598,604	$ 15,784,656
Current liabilities	1,446,480	1,592,139
Merit Functional Foods Corporation [Member]
Investment In And Loan To Shareholders [Line Items]
Current assets	16,125,384	5,828,739
Non-current assets	124,970,303	36,056,689
Current liabilities	9,303,585	11,369,931
Non-current liabilities	$ 93,642,063	$ 6,653,724